Financial Risk Management - Summary of Funding Programs (Detail) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Euro Medium Term Note Program [member]
Disclosure Of Funding Programs [Line Items]
Amount	$ 5,000
Utilized	(1,495)
Unutilized	3,505
SEC Registered Program [member]
Disclosure Of Funding Programs [Line Items]
Utilized	$ 1,000